Income tax and deferred taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Deferred tax assets	$ 213,222	$ 161,340
Deferred Tax Liabilities, Net	(323,638)	(317,441)
Deferred tax liability (asset)	(110,416)	(156,101)	$ (183,411)
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets	144,181	90,585
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	144,181	90,585	82,076
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(189,073)	(187,168)
Deferred tax liability (asset)	(189,073)	(187,168)	(197,167)
Restoration and rehabilitation provision [Member]
Statement [Line Items]
Deferred tax assets	6,567	6,598
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	6,567	6,597
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(108,181)	(107,215)
Deferred tax liability (asset)	(108,181)	(107,215)	(106,420)
Employee benefits and unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(7,485)	(6,669)
Deferred tax liability (asset)	(7,486)	(6,669)	(6,000)
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets	6,039	6,138
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	6,039	6,138	5,591
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets	20,557	22,200
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	20,557	22,200	23,885
Materials provision [Member]
Statement [Line Items]
Deferred tax assets	10,554	8,812
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	10,554	8,812	7,982
Others employee benefits [Member]
Statement [Line Items]
Deferred tax assets	929
Deferred Tax Liabilities, Net	0
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(5,387)	(3,580)
Deferred tax liability (asset)	(5,387)	(3,581)	(3,535)
bad debt provision [Member]
Statement [Line Items]
Deferred tax assets	2,708	5,072
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	2,708	5,072	3,542
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets	334	19,637
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	334	19,637	2,546
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(8,967)	(5,212)
Deferred tax liability (asset)	(8,967)	(5,212)	(3,856)
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets	5,242	0
Deferred Tax Liabilities, Net	0	(3,929)
Deferred tax liability (asset)	5,243	(3,929)	(1,287)
Royality [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(4,545)	(3,014)
Deferred tax liability (asset)	(4,545)	(3,012)	(1,354)
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets	7,113	844
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	7,113	844	2,296
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets	8,862	1,454
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	8,862	1,454	(2,021)
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets	136	0
Deferred Tax Liabilities, Net	0	(654)
Deferred tax liability (asset)	$ 136	$ (654)	$ 311